Additional Information Required by the Argentine Central Bank - Special Guarantees Accounts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Argentine Central Bank
Disclosure of restricted assets [line items]
Escrow Accounts	$ 40,024,234	$ 36,054,654